Asset Retirement Obligations (Linn Energy, LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Asset Retirement Obligations
Asset Retirement Obligations
Asset retirement obligations associated with retiring tangible long-lived assets are recognized as a liability in the period in which a legal obligation is incurred and becomes determinable and are included in “other noncurrent liabilities” on the condensed consolidated balance sheets. Accretion expense is included in “depreciation, depletion and amortization” on the condensed consolidated statements of operations. The fair value of additions to the asset retirement obligations is estimated using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation include estimates of: (i) plug and abandon costs per well based on existing regulatory requirements; (ii) remaining life per well; (iii) future inflation factors (2.0% for the three months ended March 31, 2013); and (iv) a credit-adjusted risk-free interest rate (average of 6.5% for the three months ended March 31, 2013). These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.
The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2012	$151,974
Liabilities added from drilling	590
Current year accretion expense	2,764
Settlements	(1,981)
Revision of estimates	(269)
Asset retirement obligations at March 31, 2013	$153,078

Asset Retirement Obligations
Asset retirement obligations associated with retiring tangible long-lived assets are recognized as a liability in the period in which a legal obligation is incurred and becomes determinable and are included in “other noncurrent liabilities” on the consolidated balance sheets. Accretion expense is included in “depreciation, depletion and amortization” on the consolidated statements of operations. The fair value of additions to the asset retirement obligations is estimated using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation include estimates of: (i) plug and abandon costs per well based on existing regulatory requirements; (ii) remaining life per well; (iii) future inflation factors (2.0% for each of the years in the three-year period ended December 31, 2012); and (iv) a credit-adjusted risk-free interest rate (average of 6.8%, 7.5% and 8.6% for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively). These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.
The following presents a reconciliation of the Company’s asset retirement obligations:

	December 31,
	2012	2011
	(in thousands)

Asset retirement obligations at beginning of year	$71,142	$42,945
Liabilities added from acquisitions	63,663	19,853
Liabilities added from drilling	1,799	1,277
Current year accretion expense	8,550	4,140
Settlements	(3,640)	(2,218)
Revision of estimates	10,460	5,145
Asset retirement obligations at end of year	$151,974	$71,142